PROPERTY AND EQUIPMENT	12 Months Ended
Jun. 30, 2022
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

6.        PROPERTY AND EQUIPMENT

		Furniture,			Assets
	Leasehold	fixture and	Computer		under
	Improvements	equipment	Equipment	Vehicles	Construction	Total

Cost
At July 1, 2021	22,155	21,239	53,730	578	1,092	98,794
Additions	8,618	4,012	12,295	—	1,355	26,280
Transfer from CWIP	962	101	—	29	(1,092)	—
Transfer from right of use asset	354	—	—	50	—	404
Foreign exchange movements	(413)	(928)	(778)	—	—	(2,119)
Disposal	—	—	(245)	(92)	—	(337)
At June 30, 2022	31,676	24,424	65,002	565	1,355	123,022

Accumulated depreciation
At July 1, 2021	14,728	10,385	42,499	354	—	67,966
Charge for the year	4,010	3,487	8,822	79	—	16,398
Disposal	—	—	(245)	(84)	—	(329)
At June 30, 2022	18,738	13,872	51,076	349	—	84,035

Net book value
At June 30, 2022	12,938	10,552	13,926	216	1,355	38,987
At June 30, 2021	7,427	10,854	11,231	224	1,092	30,828

Cost
At July 1, 2020	16,016	12,010	41,805	333	741	70,905
Additions	4,775	4,448	10,287	298	1,092	20,900
Transfer from CWIP	248	440	53	—	(741)	—
Transfer from right of use asset	1,123	4,434	1,629	—	—	7,186
Foreign exchange movements	(7)	(83)	30	(11)	—	(71)
Disposal	—	(10)	(74)	(42)	—	(126)
At June 30, 2021	22,155	21,239	53,730	578	1,092	98,794

Accumulated depreciation
At July 1, 2020	12,236	8,099	36,892	333	—	57,560
Charge for the year	2,492	2,296	5,681	53	—	10,522
Disposal	—	(10)	(74)	(32)	—	(116)
At June 30, 2021	14,728	10,385	42,499	354	—	67,966

Net book value
At June 30, 2021	7,427	10,854	11,231	224	1,092	30,828
At June 30, 2020	3,780	3,911	4,913	—	741	13,345

No impairment of property, plant and equipment was recorded in the years ending June 30, 2022, 2021 and 2020.

6.1.     Right of use assets comprise of:

			Furniture,
	Facility	Leasehold	fixture and	Computer
	Leases	Improvements	equipment	Equipment	Vehicles	Total
	(US$’000)
Right-of-use assets
Balance at July 1, 2021	74,748	439	—	432	256	75,875
Additions	23,470	—	—	—	452	23,922
Disposal - net of depreciation	(441)	—	—	—	—	(441)
Transferred to owned	—	(354)	—	—	(50)	(404)
Foreign exchange movements	(4,843)	—	—	—	(28)	(4,871)
Depreciation charge for the year	(15,967)	(60)	—	(236)	(176)	(16,439)
Balance at June 30, 2022	76,967	25	—	196	454	77,642

Balance at July 1, 2020	61,276	1,507	5,085	2,961	414	71,243
Additions	29,388	576	177	109	—	30,250
Disposal - net of depreciation	(3,207)	—	—	(349)	(8)	(3,564)
Transferred to owned	—	(1,123)	(4,434)	(1,629)	—	(7,186)
Foreign exchange movements	1,220	79	254	180	19	1,752
Depreciation charge for the year	(13,929)	(600)	(1,082)	(840)	(169)	(16,620)
Balance at June 30, 2021	74,748	439	—	432	256	75,875

6.2.     Lease liabilities:

	June 30,	June 30,
	2022	2021
	(US$’000)
Lease liabilities included in statement of financial position as of	89,709	83,999
Current	13,705	12,121
Non Current	76,004	71,878

6.3.     Description of lease activities:

The Group leases buildings for its offices, equipment and vehicles. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Leases are typically made for a fixed period of 3-7 years and may include renewal options, which provide operational flexibility and when recognizing right-of-use assets and lease liabilities, the Group includes certain renewal options where the Group is reasonably assured to exercise the renewal option. The operating leases recognized have reasonably assured lease terms ranging from 2 to 12 years. The Group allocates the consideration in the contract of lease related to the building to the lease and non-lease components based on their relative stand-alone prices.

6.4.     Other lease disclosures:

A maturity analysis of lease liability is shown in Note 22.3. Interest expense on lease liabilities is $7.4 million (June 30, 2021: $7.3 million). The expense incurred relating to short-term leases, not included in the measurement of lease liabilities, is $0.2 million (June 30, 2021: $0.2 million) and no other variable lease payments were incurred during the  fiscal year ended June 30, 2022. Lease payments total $13.4 million and $17.5 million for the year ended June 30, 2022 and June 30, 2021 respectively.

The Group recognized 117 (June 30, 2021: 91) leases related to right of use assets. During the year ended June 30, 2022, there were 46 new leases (June 30, 2021: 13) and 20 (June 30, 2021: 16) disposal of leases.

6.5.     Security Interest on property and equipment

The net book value of property and equipment at June 30, 2022 and 2021 includes $19.9 million and $11.8 million, respectively, of assets that are pledged as security for borrowings.